INCOME TAXES - Reconciliation of income tax expenses to the amount of income tax benefit (Details)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
INCOME TAXES
Statutory tax rate	30.60%	30.60%	30.60%
Permanent differences	0.00%	2.50%	(0.30%)
Prefecture, Local, and Enterprise Tax	4.90%	5.50%	3.50%
True up adjustment	(2.40%)	(0.40%)	0.00%
Tax credits	(0.20%)	0.00%	0.00%
Change in valuation allowance	0.30%	0.90%	0.10%
Deductions and other adjustments	0.80%	0.00%	0.50%
Change in deferred tax rate	0.20%	0.00%	0.00%
Effect of different tax rates in other jurisdictions	0.20%	0.20%	0.00%
Effective tax rate	34.40%	39.30%	34.40%